--------------------------------------------------------------------------------

     CITIFUNDS(R)
--------------
--------------------------------------------------------------------------------

     Citi(SM)
     Short-Term
     U.S. Government

     Income
     Fund

     ANNUAL REPORT
     DECEMBER 31, 2001





--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Accountants' Report                                               12
--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           14
--------------------------------------------------------------------------------
Statement of Operations                                                       14
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            15
--------------------------------------------------------------------------------
Financial Highlights                                                          15
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 16
--------------------------------------------------------------------------------
Independent Accountants' Report                                               20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   We are pleased to provide the annual report for the Citi Short-Term U.S. Government Income Fund (the "Fund") for the year ended December 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

   In general, the short-term U.S. Government securities market enjoyed a relatively healthy year in 2001, and the Citi Short-Term U.S. Government Income Fund was well positioned to participate in the market's overall positive performance. Because of the U.S. Federal Reserve Board's (the "Fed") aggressive rate-reduction efforts throughout the year, aimed at resuscitating an economy that was clearly slipping into recession, interest rates declined to their lowest levels in decades during the year, and the price of short-term U.S. Government securities benefited.

   We hope you find the information in this report to be useful and informative.


Sincerely,



/s/ Heath B. McLendon

Heath B. McLendon
President
January 5, 2002

PORTFOLIO ENVIRONMENT AND OUTLOOK

     For the twelve months ended December 31, 2001, the Citi Short-Term U.S. Government Income Fund (the "Fund") produced a one year return of 7.07%. In comparison, the Fund's benchmark, the Lehman 1-3 Year U.S. Government Index(1), returned 8.53% over the same period. Please note that past performance is not indicative of future results.

     The U.S. Federal Reserve Board's aggressive rate-reduction efforts in 2001 resulted in the largest-ever annual drop in the federal funds rate(2) ("fed funds rate") during a single year.

     THE FED LOWERED ITS RATE ELEVEN TIMES FOR A TOTAL REDUCTION OF 475 BASIS POINTS(3) (OR 4.75 PERCENTAGE POINTS) IN 2001. At the start of the new year, the Fed initiated its easing campaign with a surprise cut of 50 basis points. The first of many moves, the Fed's initial easing provided some optimism to the markets, indicating that the country might avoid a recession with an aggressive Fed at the helm. These hopes faded quickly, as poor economic fundamentals overshadowed the Fed's rate cuts. The U.S. Treasury yield curve(4) steepened as shorter maturity securities outperformed intermediate maturity securities within a slowing economy. Two-year Treasury notes yielded below the fed funds rate until mid May, providing some proof to the Fed that its aggressive easing was sorely needed. At this point, the Fed had lowered rates by 200 basis points, to 4.50%.

     From May through August, the bond market traded higher. The economy showed some divergence as the manufacturing sector declined and the household sector remained resilient.

     THE TRAGIC EVENTS OF SEPTEMBER 11 SENT THE MARKETS AND THE ECONOMY INTO A TAILSPIN. The Fed reacted immediately, easing rates by 50 basis points before the equity markets re-opened on September 17. The economy weakened and recession appeared inevitable. The Fed reacted with three additional rate cuts, dragging the fed funds rate down to 1.75%, its lowest level in forty years. Consequently, prices of U.S. Treasury securities with shorter maturities soared and the yield curve steepened sharply.

     Ultimately, with the most pessimistic outlook for the economy not coming to fruition at the end of 2001, investors began to sense that the Fed was nearing an end to its easing cycle and began to factor in an expected recovery towards the middle of 2002. Bond prices fell sharply on this view, while the yield curve remained steep.

     The Fund remained generally long during the period, with the belief that any resumption of growth would be moderate.


(1) The Lehman 1-3 Year U.S. Government Index is a broad measure of the performance of short-term government bonds.

(2) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

(3)  A basis point is one one-hundredth (1/100 or 0.01) of one percent.

(4) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

     LOOKING FORWARD, THE FUND MANAGER BELIEVES THAT THE YEAR AHEAD PROMISES TO BE CHALLENGING, SINCE WE ARE ENTERING THE YEAR AT HISTORICALLY LOW YIELD LEVELS. We believe the fed funds rate will remain stable in the short-term but could ultimately increase in 2002 if the economy rebounds. The Fund ended the year with a duration that was slightly longer than its benchmark's duration(5).

     THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 13 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF DECEMBER 31, 2001 AND IS SUBJECT TO CHANGE.

FUND FACTS
FUND OBJECTIVE

To generate current income and preserve the value of its shareholders' investment.

INVESTMENT ADVISER,
GOVERNMENT INCOME PORTFOLIO
Citi Fund Management, Inc.

COMMENCEMENT OF OPERATIONS
September 8, 1986

NET ASSETS AS OF 12/31/01
$12.3 million

DIVIDENDS
Paid monthly, if any

CAPITAL GAINS
Paid semi-annually, if any

BENCHMARKS

o Lipper Short U.S. Government Funds Average
o Lehman 1-3 Year U.S. Government Index

(5) Duration is a measure, expressed in years, of the price sensitivity of a fixed income asset or portfolio to a change in interest rates. The higher the duration, the greater the price volatility for a given change in yield.

FUND PERFORMANCE
TOTAL RETURNS

                                                       ONE      FIVE       TEN
ALL PERIODS ENDED DECEMBER 31, 2001 (UNAUDITED)       YEAR      YEARS*    YEARS*
================================================================================
Citi Short-Term U.S. Government Income Fund           7.07%     5.84%     5.32%
Lipper Short U.S. Government Funds Average            6.89%     5.73%     5.28%
Lehman 1-3 Year U.S. Government Index                 8.53%     6.64%     6.10%

 * Average Annual Total Return

THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

30-Day SEC Yield             2.67%

Income Dividends Per Share  $0.397

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $16,534 (as of 12/31/01). The graph shows how the Fund compares to its benchmarks over the same period.

        [The table below represents a line chart in the printed report.]

                   Citi Short-Term       Lipper Short        Lehman 1-3 Year
                   U.S. Government     U.S. Government    U.S. Government Index
                     Income Fund        Funds Average           (unmanaged)
12/31/91                 9850                10000                10000
 1/31/92                 9784                 9941                 9987
 2/29/92                 9829                 9915                10017
 3/31/92                 9813                 9858                10013
 4/30/92                 9870                 9938                10105
 5/31/92                 9999                10043                10198
 6/30/92                10104                10147                10301
 7/31/92                10233                10269                10420
 8/31/92                10301                10353                10504
 9/30/92                10392                10438                10602
10/31/92                10294                10357                10542
11/30/92                10282                10340                10526
12/31/92                10397                10439                10625
 1/31/93                10536                10571                10736
 2/28/93                10639                10671                10821
 3/31/93                10677                10706                10854
 4/30/93                10743                10765                10920
 5/31/93                10708                10753                10894
 6/30/93                10826                10853                10975
 7/31/93                10821                10882                10999
 8/31/93                10980                10989                11090
 9/30/93                11024                11019                11126
10/31/93                11048                11038                11151
11/30/93                10994                11006                11152
12/31/93                11029                11046                11197
 1/31/94                11096                11121                11266
 2/28/94                10973                11028                11198
 3/31/94                10844                10915                11142
 4/30/94                10763                10837                11099
 5/31/94                10785                10818                11114
 6/30/94                10783                10817                11142
 7/31/94                10896                10904                11242
 8/31/94                10918                10929                11279
 9/30/94                10859                10891                11254
10/31/94                10870                10898                11279
11/30/94                10811                10854                11232
12/31/94                10840                10878                11254
 1/31/95                11003                11013                11407
 2/28/95                11154                11170                11563
 3/31/95                11212                11228                11628
 4/30/95                11329                11325                11732
 5/31/95                11589                11548                11932
 6/30/95                11648                11606                11997
 7/31/95                11635                11620                12044
 8/31/95                11718                11705                12116
 9/30/95                11777                11771                12175
10/31/95                11873                11876                12276
11/30/95                11994                11990                12381
12/31/95                12085                12090                12474
 1/31/96                12170                12177                12580
 2/29/96                12070                12121                12531
 3/31/96                12019                12106                12521
 4/30/96                11992                12109                12534
 5/31/96                11991                12123                12562
 6/30/96                12065                12204                12653
 7/31/96                12105                12245                12702
 8/31/96                12131                12278                12749
 9/30/96                12235                12383                12865
10/31/96                12378                12513                13011
11/30/96                12469                12611                13107
12/31/96                12450                12607                13110

 1/31/97                12516                12666                13173
 2/28/97                12544                12699                13204
 3/31/97                12505                12676                13194
 4/30/97                12612                12769                13302
 5/31/97                12694                12844                13395
 6/30/97                12775                12912                13487
 7/31/97                12923                13047                13635
 8/31/97                12925                13052                13648
 9/30/97                13007                13142                13752
10/31/97                13117                13234                13854
11/30/97                13132                13263                13888
12/31/97                13210                13328                13981
 1/31/98                13349                13441                14116
 2/28/98                13350                13451                14128
 3/31/98                13393                13496                14183
 4/30/98                13448                13549                14251
 5/31/98                13516                13618                14327
 6/30/98                13571                13678                14401
 7/31/98                13626                13733                14469
 8/31/98                13795                13873                14645
 9/30/98                13979                14042                14842
10/31/98                14020                14066                14915
11/30/98                14004                14063                14899
12/31/98                14046                14104                14956
 1/31/99                14084                14172                15013
 2/28/99                14005                14116                14946
 3/31/99                14087                14200                15047
 4/30/99                14139                14255                15094
 5/31/99                14104                14242                15083
 6/30/99                14128                14248                15128
 7/31/99                14151                14266                15175
 8/31/99                14175                14292                15217
 9/30/99                14273                14382                15316
10/31/99                14304                14420                15358
11/30/99                14336                14457                15387
12/31/99                14337                14461                15401
 1/31/00                14323                14472                15397
 2/29/00                14416                14554                15502
 3/31/00                14525                14669                15595
 4/30/00                14557                14722                15634
 5/31/00                14620                14747                15692
 6/30/00                14761                14894                15863
 7/31/00                14841                14982                15965
 8/31/00                14951                15093                16086
 9/30/00                15063                15202                16211
10/31/00                15143                15288                16299
11/30/00                15287                15438                16457
12/31/00                15442                15599                16659
 1/31/01                15636                15798                16879
 2/28/01                15734                15918                16989
 3/31/01                15849                16020                17127
 4/30/01                15867                16065                17176
 5/31/01                15951                16158                17271
 6/30/01                15985                16202                17333
 7/31/01                16191                16375                17536
 8/31/01                16288                16464                17646
 9/30/01                16490                16679                17941
10/31/01                16565                16825                18120
11/30/01                16541                16762                18070
12/31/01                16534                16746                18080


The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. Investors may not invest directly in an index.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001
===============================================================================
ASSETS:
Investment in Government Income Portfolio, at value (Note 1A)       $12,349,732
Receivable from the Administrator                                        14,020
-------------------------------------------------------------------------------
  Total assets                                                       12,363,752
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    33,313
Payable to affiliates--Shareholder Servicing Agents' fees (Note 2B)       2,679
Dividends payable                                                         2,027
Accrued expenses and other liabilities                                   40,221
-------------------------------------------------------------------------------
  Total liabilities                                                      78,240
-------------------------------------------------------------------------------
NET ASSETS                                                          $12,285,512
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $15,051,565
Accumulated net realized loss                                        (2,727,561)
Unrealized depreciation                                                 (49,749)
Undistributed net investment income                                      11,257
-------------------------------------------------------------------------------
  Total                                                             $12,285,512
===============================================================================
NET ASSET VALUE AND OFFERING PRICE PER SHARE FOR
  1,242,717 SHARES OF BENEFICIAL INTEREST OUTSTANDING                     $9.89
===============================================================================


See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio         $740,264
Expenses allocated from Government Income Portfolio       (56,640)
--------------------------------------------------------------------------------
                                                                       $ 683,624
EXPENSES:
Administrative fees (Note 2A)                              38,109
Shareholder Servicing Agents fees (Note 2B)                38,109
Distribution fees (Note 3)                                 22,865
Legal fees                                                 96,819
Transfer agent fees                                        40,785
Custody and fund accounting fees                           20,203
Shareholder reports                                        15,412
Audit fees                                                 12,425
Trustee fees                                                5,267
Miscellaneous                                              39,265
--------------------------------------------------------------------------------
  Total expenses                                          329,259
Less: aggregate amount waived by Administrator
  and Distributor (Notes 2A and 3)                        (60,974)
Less: expenses assumed by the Administrator (Note 6)     (214,721)
--------------------------------------------------------------------------------
  Net expenses                                                            53,564
--------------------------------------------------------------------------------
Net investment income                                                    630,060
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  GOVERNMENT INCOME PORTFOLIO:
Net realized gain                                         161,521
Unrealized appreciation of investments                    255,918
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
   Government Income Portfolio                                           417,439
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $1,047,499
================================================================================


See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                          2001           2000
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                $   630,060    $ 1,405,111
Net realized gain(loss)                                  161,521        (94,239)
Unrealized appreciation of investments                   255,918        508,673
-------------------------------------------------------------------------------
Net increase in net assets from operations             1,047,499      1,819,545
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                   (623,099)    (1,429,220)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                         729,430        977,621
Net asset value of shares issued to shareholders
  from reinvestment of dividends                         606,544      1,448,970
Cost of shares repurchased                            (7,635,272)   (15,765,820)
-------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                    (6,299,298)   (13,339,229)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                            (5,874,898)   (12,948,904)
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   18,160,410     31,109,314
-------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $11,257 and
  $4,296, respectively)                              $12,285,512    $18,160,410
================================================================================

See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------
                                                 2001        2000        1999        1998        1997
=====================================================================================================
Net Asset Value, beginning of period          $  9.62     $  9.46     $  9.73     $  9.61     $  9.55
-----------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                           0.400       0.542       0.473       0.473       0.504
Net realized and unrealized gain (loss)         0.267       0.166      (0.276)      0.121       0.064
-----------------------------------------------------------------------------------------------------
  Total from operations                         0.667       0.708       0.197       0.594       0.568
-----------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                          (0.397)     (0.548)     (0.467)     (0.474)     (0.508)
-----------------------------------------------------------------------------------------------------
  Total distributions                          (0.397)     (0.548)     (0.467)     (0.474)     (0.508)
-----------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $  9.89     $  9.62     $  9.46     $  9.73     $  9.61
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)     $12,286     $18,160     $31,109     $48,034     $20,237
Ratio of expenses to average net assets (A)      0.72%       0.80%       0.80%       0.80%       0.80%
Ratio of net investment income to average
  net assets                                     4.13%       5.50%       5.02%       4.98%       5.20%
Total return                                     7.07%       7.70%       2.07%       6.33%       6.11%

Note: If Agents of the Fund and Agents of Government  Income  Portfolio for the periods  indicated had not voluntarily  waived a portion of their fees and assumed Fund expenses,  the net investment  income per share and the ratios would have been as follows:

Net investment income per share               $ 0.182     $ 0.444     $ 0.411     $ 0.413     $ 0.442
RATIOS:
Expenses to average net assets (A)               2.53%       1.63%       1.37%       1.42%       1.43%
Net investment income to average
  net assets                                     2.33%       4.67%       4.45%       4.36%       4.57%
=====================================================================================================

(A) Includes the Fund's share of Government Income Portfolio allocated expenses for the periods.

See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Citi Short-Term U.S. Government Income Fund (the "Fund"), is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management, Inc. (the "Manager") serves as Investment
Manager. On April 1, 2001, Citibank, N.A. transferred its asset management business, including investment management of the Fund to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (99.9% at December 31, 2001) in the net assets of the Portfolio. Salomon Smith Barney Inc. ("SSB"), acts as the Fund's distributor.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $2,793,756, of which $1,251,193 will expire on December 31, 2002, $329,508 will expire on December 31, 2003, $367,655 will expire on December 31, 2004, $180,274 will expire on December 31, 2005, $457,813 will expire on December 31, 2007 and $207,313 will expire on December 31, 2008. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

     E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

     F. OTHER All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to Smith Barney Fund Management LLC (the "Administrator"), as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $38,109, all of which was voluntarily waived for the year ended December 31, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENTS' FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agency agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS

Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $38,109 for the year ended December 31, 2001.

3. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $22,865, all of which were voluntarily waived for the year ended December 31, 2001. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distributor voluntarily agreed to waive this fee through December 31, 2001.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 2001 aggregated $774,596 and $7,784,668, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                       YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                        2001            2000
===============================================================================
Shares sold                                            75,029           103,770
Shares issued to shareholders from
 reinvestment of dividends                             62,256           152,480
Shares repurchased                                   (781,739)       (1,657,276)
-------------------------------------------------------------------------------
Net decrease                                         (644,454)       (1,401,026)
===============================================================================

6. ASSUMPTION OF EXPENSES The Administrator has voluntarily agreed to pay a portion of the expenses of the Fund for the year ended December 31, 2001, which amounted to $214,721, to maintain a voluntary expense limitation of 0.80% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

7. SUBSEQUENT EVENT On January 18, 2002, the Fund merged with Salomon Brothers U.S. Government Income Fund, an open end management investment company managed by Salomon Brothers Asset Management Inc., an affiliate of the Manager.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES OF CITIFUNDS FIXED INCOME TRUST (THE "TRUST") AND THE SHAREHOLDERS OF CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND (FORMERLY CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO)

     In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Short-Term U.S. Government Income Fund (the "Fund"), a series of CitiFunds Fixed Income Trust, at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

     As further discussed in Note 7, the Fund merged with Salomon Brothers U.S. Government Income Fund subsequent to year end.



PricewaterhouseCoopers LLP
New York, NY
February 21, 2002

GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       December 31, 2001

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------

U.S. & OTHER GOVERNMENT OBLIGATIONS -- 94.6%
--------------------------------------------------------------------------------
Israel State U.S. Government
  Guaranteed Notes,
  5.70% due 2/15/03                                     1,000         $1,027,703
  6.125% due 3/15/03                                    1,000          1,041,773
                                                                      ----------
                                                                       2,069,476
                                                                      ----------
United States Treasury Notes,
  6.625% due 5/31/02                                      145            147,979
  5.75% due 10/31/02                                      790            814,935
  2.75% due 9/30/03                                     1,000            998,907
  3.25% due 12/31/03                                    4,450          4,468,080
  6.00% due 8/15/04                                     3,000          3,185,157
                                                                      ----------
                                                                       9,615,058
                                                                      ----------
TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS                                              11,684,534
                                                                      ----------

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 4.0%
--------------------------------------------------------------------------------
United States Treasury Bills
  1.70% due 2/14/02                                       491        $   489,980
                                                                     -----------
TOTAL SHORT-
  TERM OBLIGATIONS                                                       489,980
                                                                     -----------
TOTAL INVESTMENTS
  (Identified Cost
  $12,112,017)                                           98.6%        12,174,514
OTHER ASSETS,
  LESS LIABILITIES                                        1.4            175,318
                                                        -----        -----------
NET ASSETS                                              100.0%       $12,349,832
                                                        =====        ===========


See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $12,112,017)        $12,174,514
Cash                                                                      95,817
Interest receivable                                                      123,607
--------------------------------------------------------------------------------
  Total assets                                                        12,393,938
--------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and liabilities                                          44,106
--------------------------------------------------------------------------------
Total liabilities                                                         44,106
--------------------------------------------------------------------------------
NET ASSETS                                                           $12,349,832
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $12,349,832
================================================================================


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
================================================================================
INTEREST INCOME (Note 1B):                                            $1,480,101

EXPENSES:
Management fees (Note 2)                                 $ 107,502
Administrative fees (Note 3)                                15,358
Custodian & accounting fees                                 52,960
Legal fees                                                  43,483
Audit fees                                                  24,960
Trustee fees                                                 4,354
Miscellaneous                                                5,581
--------------------------------------------------------------------------------
  Total expenses                                           254,198
Less: aggregate amount waived by the Manager
  and Administrator (Note 3)                              (114,346)
Less: expenses assumed by the Adminstrator (Note 7)        (32,349)
--------------------------------------------------------------------------------
  Net expenses                                                           107,503
--------------------------------------------------------------------------------
Net investment income                                                  1,372,598
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions             678,038
Unrealized appreciation of investments                     134,617
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                        812,655
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $2,185,253
================================================================================


See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                         2001           2000
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                $ 1,372,598    $ 3,058,531
Net realized gain(loss) on investment transactions       678,038       (211,943)
Unrealized appreciation of investments                   134,617      1,004,159
-------------------------------------------------------------------------------
Net increase in net assets from operations             2,185,253      3,850,747
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           39,652,067      8,472,107
Value of withdrawals                                 (61,829,440)   (43,586,705)
-------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                          (22,177,373)   (35,114,598)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                           (19,992,120)   (31,263,851)
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   32,341,952     63,605,803
-------------------------------------------------------------------------------
End of period                                        $12,349,832    $32,341,952
===============================================================================


FINANCIAL HIGHLIGHTS

                                                                YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------
                                                2001        2000        1999        1998        1997
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)     $12,350     $32,342     $63,606     $84,147     $61,298
Ratio of expenses to average net assets          0.35%       0.35%       0.35%       0.35%       0.35%
Ratio of net investment income
  to average net assets                          4.47%       5.90%       5.45%       5.49%       5.65%
Portfolio turnover                                651%        340%        201%        288%        126%
Total return                                     7.44%         --          --          --          --

Note: If Agents of the Portfolio had not voluntarily  waived all or a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                   0.83%       0.40%       0.40%       0.40%       0.41%
Net investment income to average net assets      3.99%       5.85%       5.40%       5.44%       5.59%
======================================================================================================


See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management, Inc. (the "Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities. Gain and loss from principal paydowns are recorded as interest income.

     C.   U.S. FEDERAL INCOME TAXES   The  Portfolio is considered a partnership
under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Manager deems it appropriate to do so.

     G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at December 31, 2001.

     H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES The investment management fees paid to the Manager, as compensation for overall investment management services, amounted to $107,502, of which $98,988 was voluntarily waived for the year ended December 31, 2001. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $15,358, all of which was voluntarily waived, for the year ended December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $180,517,975 and $191,751,293, respectively, for the year ended December 31, 2001.

5.   FEDERAL INCOME TAX BASIS OF INVESTMENTS       The   cost   and   unrealized
appreciation (depreciation) in value of the investment securities owned at December 31, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $12,112,017
===============================================================================
Gross unrealized appreciation                                       $    95,668
Gross unrealized depreciation                                           (33,171)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $    62,497
===============================================================================

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

6. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2001, the commitment fee allocated to the Portfolio was $53. Since the line of credit was established, there have been no borrowings by the Portfolio.

7.   ASSUMPTION OF EXPENSES   The  Administrator  has voluntarily  agreed to pay
a portion of the expenses of the Fund for the year ended December 31, 2001, which amounted to $32,349.

8. SUBSEQUENT EVENT The Board of Trustees approved the termination of the Portfolio effective January 18, 2002. The owners of beneficial interest in the Portfolio as of January 18, 2002 received their respective share of the Portfolio's net assets.

GOVERNMENT INCOME PORTFOLIO
INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF GOVERNMENT INCOME PORTFOLIO:

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Income Portfolio (the "Fund"), a series of The Premium Portfolios, at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

     As further discussed in Note 8, the Board of Trustees approved the termination of the Fund subsequent to year end.


PricewaterhouseCoopers LLP
New York, NY
February 21, 2002

TRUSTEES AND OFFICERS

C. Oscar Morong, Jr., CHAIRMAN
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of Citi Short-Term U.S. Government Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Short-Term U.S. Government Income Fund.

(C)2002 Citicorp       [Logo] Printed on recycled paper             CFA/USG/1201